Commitments and contingencies - Leases (Details) - EWC Ventures and its Subsidiaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Rent expense, including common area maintenance and property taxes	$ 3,064	$ 2,774
Fiscal Years Ending
2021	2,398
2022	2,166
2023	1,573
2024	1,429
2025	1,212
Thereafter	2,180
Total	$ 10,958